REGULATORY REQUIREMENT (Tables)	12 Months Ended
Dec. 31, 2021
Regulatory Capital Requirements [Abstract]
Schedule of net capital requirement and the excess net capital for the Company's broker dealer subsidiaries

	Net Capital	Requirement	Excess Net Capital
December 31, 2021	US$	US$	US$
TradeUP Securities	95,665,200	4,283,392	91,381,808
US Tiger Securities	10,429,009	250,000	10,179,009
Tiger Brokers SG	113,290,584	12,443,882	100,846,702
Tiger Brokers HK	14,569,722	384,635	14,185,087
Total	233,954,515	17,361,909	216,592,606
	Net Capital	Requirement	Excess Net Capital
December 31, 2020	US$	US$	US$
TBNZ	61,427,613	34,258,411	27,169,202
TradeUP Securities	14,546,628	250,000	14,296,628
US Tiger Securities	9,206,613	250,000	8,956,613
Tiger Brokers SG	9,718,825	2,382,717	7,336,108
Total	94,899,679	37,141,128	57,758,551